Financial Risk Management and Fair Value of Financial Instruments - Additional information (Details) € in Thousands, ¥ in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) item customer	Dec. 31, 2024 CNY (¥) customer	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 CHF (SFr)
Financial risk management and fair value of financial instruments
Bank deposits insured by the government authority	¥ 34,900
Credit risk | Trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers
Financial risk management and fair value of financial instruments
Additional loss allowance	¥ 16,600	¥ 28,700	¥ 40,200
Credit risk | Customer concentration risk | Trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers
Financial risk management and fair value of financial instruments
Number of customers | customer	5	5
Interest rate risk
Financial risk management and fair value of financial instruments
Increase/decrease of interest rates on basis points	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Accumulated losses	¥ 1,400	¥ 16,900
Largest customer | Credit risk | Customer concentration risk | Trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers
Financial risk management and fair value of financial instruments
Percentage of entity's revenue	15.00%	28.00%
Five largest customers | Credit risk | Customer concentration risk | Trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers
Financial risk management and fair value of financial instruments
Percentage of entity's revenue	27.00%	37.00%
Minimum
Financial risk management and fair value of financial instruments
Trade receivables due period	30 days
Maximum
Financial risk management and fair value of financial instruments
Trade receivables due period	90 days
Within 1 year | Credit risk | Customer concentration risk | Trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers
Financial risk management and fair value of financial instruments
Percentage of entity's revenue	65.00%	60.00%
Country of domicile
Financial risk management and fair value of financial instruments
Number of private fund investments | item	2
Chinese Mainland
Financial risk management and fair value of financial instruments
Bank deposits insured by the government authority	¥ 500,000
Hong Kong
Financial risk management and fair value of financial instruments
Bank deposits insured by the government authority | $				$ 800,000
U.S.
Financial risk management and fair value of financial instruments
Bank deposits insured by the government authority | $					$ 250,000
Germany
Financial risk management and fair value of financial instruments
Bank deposits insured by the government authority | €						€ 100,000
Singapore
Financial risk management and fair value of financial instruments
Bank deposits insured by the government authority | $							$ 100,000
Switzerland
Financial risk management and fair value of financial instruments
Bank deposits insured by the government authority | SFr								SFr 100,000